Note 7 - Accounts Payable and Accrued Expenses - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable	$ 1,012	$ 826
Accrued payroll	199	120
Accounts payable and accrued expenses, total	1,211	946
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Accounts payable	588	221
Accrued payroll	10	12
Operating Segments [Member] | Odor-No-More [Member]
Accounts payable	305	511
Accrued payroll	85	68
Operating Segments [Member] | BLEST [Member]
Accounts payable	0	73
Accrued payroll	73	40
Operating Segments [Member] | BioLargo Canada [Member]
Accounts payable	100	24
Accrued payroll	22	0
Operating Segments [Member] | BioLargo Energy Technologies, Inc (BETI) [Member]
Accounts payable	43	31
Accrued payroll	0	0
Operating Segments [Member] | BEST [Member]
Accounts payable	0	0
Accrued payroll	9	0
Consolidation, Eliminations [Member]
Accounts payable	(24)	(34)
Accrued payroll	$ 0	$ 0